Initial Public Offering -Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Nov. 23, 2020	Dec. 31, 2020
Initial Public Offering Details [Line Items]
Warrants to be issued, description	Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
REINVENT TECHNOLOGY PARTNERS Z
Initial Public Offering Details [Line Items]
Warrants to be issued, description	Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
IPO [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	23,000,000
Sale of price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 230.0
Offering cost	13.1
Deferred underwriting commissions	$ 8.1
IPO [Member] | REINVENT TECHNOLOGY PARTNERS Z
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	23,000,000
Sale of price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 230.0
Offering cost	13.1
Deferred underwriting commissions	$ 8.1
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	3,000,000
Sale of price per share (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 230.0
Deferred underwriting commissions	$ 8.1
Over-Allotment Option [Member] | REINVENT TECHNOLOGY PARTNERS Z
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	3,000,000
Sale of price per share (in Dollars per share)	$ 10.00